Employee benefit plans - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) plan employee shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 6,600	$ 6,000
Recognized cost of defined contribution plans, excluding the ESOP	$ 249	$ 244	$ 244
Shares of stock owned by Employee Stock Ownership Plan (shares) | shares	4.3	4.6
Fair value of shares total ESOP assets	$ 187	$ 235
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution (percent)	5.00%	5.00%	5.00%
401(k), Employer non-elective contribution based on earnings (percent)	2.00%	2.00%	2.00%
401(k), shares of common stock owned (shares) | shares	10.8	11.5
401(k), fair value of total assets	$ 8,200	$ 7,400
United States
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	9,800
United States | Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	20.00%
United States | Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	60.00%
United States | Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	40.00%
United States | Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	80.00%
United States | Defined Benefit Plan, Cash and Cash Equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Defined Benefit Plan, Cash and Cash Equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	10.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	13,900
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	3.45%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 15
Pension Plan | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.59%	2.02%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 11
pre-Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year (percent)	6.15%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.04%
Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year (percent)	5.30%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.04%
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	3.45%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 11
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.65%	2.10%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 1
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	1
Defined Contribution Plan, Tranche One | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match	100.00%
401(k) Employer matching contribution, percent of employees' base pay	4.00%
Defined Contribution Plan, Tranche Two | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match	50.00%
401(k) Employer matching contribution, percent of employees' base pay	2.00%